Note 8 - Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Future tax credits	$ 3,719	$ 4,884
Inventory valuation	7,294	9,951
Employee benefits	3,108	2,739
Insurance	878	922
State depreciation basis differences	3,152	3,344
Operating leases	128	190
Intangibles	2,994	2,760
Pension and post-retirement benefits	2,877	8,734
Interest	34	18
Business interest limitation	3,194	0
Deferred revenue	164	260
Net operating loss and other tax attribute carryovers	278	558
Other	467	427
Total assets	28,287	34,787
Valuation allowance - noncurrent	(3,719)	(4,884)
Total deferred income tax assets, net	24,568	29,903
Property basis and depreciation difference	27,537	25,260
Inventory reserve	5,200	3,091
Right-of-use assets	2,236	3,971
Pension	21,587	21,682
Other	290	219
Total liabilities	56,850	54,223
Deferred income tax liability, net	$ (32,282)	$ (24,320)